TYPE                13F-HR
PERIOD              9/30/08
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year or Quarter ended: September 30,2008

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         November 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:    $  1,382,048
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/    SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLACUSIP        (X$1000)    PRN AMT    PRN  CALLDSCRETN MANAGERS   SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
American Capital Ltd    PUT         02503Y953          72,691  2,849,500 SH  PUT SOLE             2,849,500
American Capital Ltd    PUT         02503Y953         106,094  4,158,900 SH  PUT OTHER      1     4,158,900
American Commercial LineCOM         025195207          41,987  3,946,100 SH      SOLE             3,946,100
Chimera Investment CorpoCOM         16934q109          16,356  2,633,736 SH      SOLE             2,633,736
Fairfax Financial HoldinPUT         303901952         214,938    654,300 SH  PUT SOLE               654,300
Fairfax Financial HoldinPUT         303901952         204,097    621,300 SH  PUT OTHER      1       621,300
Hansen Natural Corp     PUT         411310955          60,500  2,000,000 SH  PUT SOLE             2,000,000
Hansen Natural Corp     PUT         411310955          58,231  1,925,000 SH  PUT OTHER      1     1,925,000
Interwoven Inc          COM         46114t508          27,935  1,978,425 SH      SOLE             1,978,425
Ishares Tr              CALL        464287905         274,530  4,037,200 SH  CALLSOLE             4,037,200
Jos A Bank Clothiers    PUT         480838951          75,261  2,239,900 SH  PUT SOLE             2,239,900
Jos A Bank Clothiers    PUT         480838951          33,600  1,000,000 SH  PUT OTHER      1     1,000,000
Open Text Corp          PUT         683715956          16,944    490,000 SH  PUT SOLE               490,000
Powerwave Technologies ICOM         739363109          42,773 10,801,149 SH      SOLE            10,801,149
Safeway Inc             CALL        786514908          57,165  2,410,000 SH  CALLSOLE             2,410,000
Sealy                   COM         812139301          48,016  7,432,783 SH      SOLE             7,432,783
Tempur-Pedic Intl       PUT         88023u951          15,647  1,330,500 SH  PUT SOLE             1,330,500
TheStreet.com Inc       COM         88368q103           7,211  1,203,763 SH      SOLE             1,203,763
Vignette Corporation    COM         926734401           8,074    751,782 SH      SOLE               751,782

 /TEXT
 /DOCUMENT
 /SUBMISSION